Accrued Expenses	3 Months Ended	12 Months Ended
	Jan. 02, 2021	Oct. 03, 2020
Payables and Accruals [Abstract]
Accrued Expenses
Note 6—Accrued Expenses
Accrued expenses consist of the following:

	(In thousands)
As of	January 2, 2021	October 3, 2020	December 28, 2019
Accrued payroll and employee benefits	$19,394	$32,420	$12,529
Occupancy expenses	3,150	3,573	5,992
Interest	489	9,377	12,887
Sales taxes	7,970	11,164	5,540
Self-insurance reserves	5,993	6,518	6,607
Customer deposits	9,304	13,286	3,317
All other current liabilities	12,786	24,829	7,509
Total	$59,086	$101,167	$54,381

Note 7—Accrued Expenses
Accrued expenses consist of the following (in thousands):

As of	October 3, 2020	September 28, 2019
Accrued payroll and employee benefits	$32,420	$14,694
Occupancy expenses	3,573	14,669
Interest	9,377	17,520
Sales taxes	11,164	9,045
Self-insurance reserves	6,518	6,242
Customer deposits	13,286	6,246
All other current liabilities	24,829	13,705

Total accrued expenses	$101,167	$82,121